Cash and Short-Term Deposits	6 Months Ended
Jun. 30, 2025
Cash and Short-Term Deposits [Abstract]
Cash and Short-Term Deposits
11	CASH AND SHORT-TERM DEPOSITS

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Cash	474,716	2,249,627	534,011
Pledged Deposits	1,179,430	1,189,644	282,395
Total	1,654,146	3,439,271	816,406

Pledged deposits are fixed deposit pledged to banks with maturity less than one year to secure overdraft facilities.

For the purpose of presenting the consolidated statement of cash flows, cash and cash equivalents comprise the following at the end of the financial year

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Cash and short-term deposits	1,654,146	3,439,271	816,406
Pledged Deposits	(1,179,430)	(1,189,644)	(282,395)
Bank Overdraft	(104,587)	(335,419)	(79,621)
Total	370,129	1,914,208	454,390